Schedule of Investments(a)
Invesco Bloomberg Financial Data Providers ETF (FDIQ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Capital Markets-72.18%
ASX Ltd. (Australia)	17,696	$588,410
Cboe Global Markets, Inc.	7,844	2,616,445
CME Group, Inc., Class A	7,454	2,038,967
Coinbase Global, Inc., Class A(b)(c)	13,265	2,507,483
Deutsche Boerse AG (Germany)	7,704	2,220,662
Euronext N.V. (Netherlands)(d)	7,128	1,158,917
FactSet Research Systems, Inc.(c)	3,371	827,479
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	45,015	2,298,318
HUB24 Ltd. (Australia)	7,199	429,321
Intercontinental Exchange, Inc.	13,955	2,063,247
Japan Exchange Group, Inc. (Japan)	94,066	1,149,676
London Stock Exchange Group PLC (United Kingdom)	19,257	2,332,249
LPL Financial Holdings, Inc.	7,208	1,973,334
MarketAxess Holdings, Inc.(c)	3,280	426,531
Miami International Holdings, Inc.(b)	1,538	72,671
Moody’s Corp.	5,160	2,338,770
Morningstar, Inc.	2,075	377,691
MSCI, Inc.	4,175	2,636,011
Nasdaq, Inc.	26,248	2,428,465
S&P Global, Inc.	5,275	2,236,600
Singapore Exchange Ltd. (Singapore)	97,681	1,675,792
Tel Aviv Stock Exchange Ltd. (The) (Israel)	8,140	491,139
TMX Group Ltd. (Canada)	25,099	939,971
Tradeweb Markets, Inc., Class A	10,573	1,059,943
		36,888,092
Professional Services-19.92%
Broadridge Financial Solutions, Inc.	10,608	1,630,662
Equifax, Inc.	11,066	1,834,632
Experian PLC (Ireland)	66,270	2,290,677
	Shares	Value
Professional Services-(continued)
Thomson Reuters Corp. (Canada)(c)	11,711	$1,016,248
TransUnion	17,621	1,260,959
Verisk Analytics, Inc.	12,289	2,150,452
		10,183,630
Software-7.79%
Fair Isaac Corp.(b)	2,087	2,609,981
IRESS Ltd. (Australia)	16,242	70,351
SS&C Technologies Holdings, Inc.	19,265	1,300,773
		3,981,105
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $50,820,933)		51,052,827
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.23%
Invesco Private Government Fund, 3.58%(e)(f)(g)	1,313,143	1,313,143
Invesco Private Prime Fund, 3.75%(e)(f)(g)	3,402,364	3,403,044
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,716,187)		4,716,187
TOTAL INVESTMENTS IN SECURITIES-109.12% (Cost $55,537,120)		55,769,014
OTHER ASSETS LESS LIABILITIES-(9.12)%		(4,661,438)
NET ASSETS-100.00%		$51,107,576

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented 2.27% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,546	$17,891,471	$(17,921,017)	$-	$-	$-	$23,859
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Financial Data Providers ETF (FDIQ)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,664,981	$15,394,763	$(15,746,601)	$-	$-	$1,313,143	$30,028 *
Invesco Private Prime Fund	4,333,803	38,769,869	(39,700,224)	(89)	(315)	3,403,044	81,427 *
Total	$6,028,330	$72,056,103	$(73,367,842)	$(89)	$(315)	$4,716,187	$135,314

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Biotechnology-81.50%
4D Molecular Therapeutics, Inc.(b)(c)	2,688	$26,638
Abivax S.A., ADR (France)(b)	3,294	436,883
Absci Corp.(b)(c)	8,106	54,716
AC Immune S.A. (Switzerland)(b)(c)	5,312	14,130
Acadia Pharmaceuticals, Inc.(b)	9,144	198,059
ADMA Biologics, Inc.(b)(c)	12,768	101,889
Agios Pharmaceuticals, Inc.(b)(c)	3,120	91,728
Alkermes PLC(b)(c)	8,934	376,925
Allogene Therapeutics, Inc.(b)	11,864	25,745
Alnylam Pharmaceuticals, Inc.(b)	7,110	2,147,078
Altimmune, Inc.(b)(c)	6,611	20,164
Alvotech S.A. (Luxembourg)(b)(c)	17,707	59,496
Amgen, Inc.	14,213	4,786,796
AnaptysBio, Inc.(b)	1,484	82,614
Anavex Life Sciences Corp.(b)	4,878	14,780
Annexon, Inc.(b)(c)	7,808	42,319
Apogee Therapeutics, Inc.(b)(c)	2,933	240,917
Arbutus Biopharma Corp.(b)	10,311	47,018
Arcturus Therapeutics Holdings, Inc.(b)(c)	1,489	11,793
Arcutis Biotherapeutics, Inc.(b)(c)	6,650	142,709
Ardelyx, Inc.(b)(c)	13,224	79,873
argenx SE, ADR (Netherlands)(b)	1,521	1,271,541
ArriVent Biopharma, Inc.(b)(c)	2,201	66,624
Arrowhead Pharmaceuticals, Inc.(b)	7,507	584,870
ARS Pharmaceuticals, Inc.(b)(c)	5,331	48,352
Ascendis Pharma A/S (Denmark)(b)	3,301	739,787
Aura Biosciences, Inc.(b)(c)	3,345	24,987
Aurinia Pharmaceuticals, Inc. (Canada)(b)	7,129	109,288
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	10,575	19,775
Beam Therapeutics, Inc.(b)(c)	5,461	179,831
BeOne Medicines Ltd., ADR(b)	1,714	493,495
Bicara Therapeutics, Inc.(b)(c)	3,380	73,515
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	2,439	11,439
BioCryst Pharmaceuticals, Inc.(b)(c)	13,446	119,804
Biogen, Inc.(b)	7,868	1,542,128
BioMarin Pharmaceutical, Inc.(b)	10,311	590,717
BioNTech SE, ADR (Germany)(b)	6,112	586,446
Black Diamond Therapeutics, Inc.(b)	3,013	6,689
BridgeBio Pharma, Inc.(b)	10,393	688,640
C4 Therapeutics, Inc.(b)	5,140	22,462
Cabaletta Bio, Inc.(b)(c)	5,083	19,214
Candel Therapeutics, Inc.(b)	3,866	32,088
Caribou Biosciences, Inc.(b)	4,925	11,623
Caris Life Sciences, Inc.(b)(c)	15,091	252,322
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	2,633	359
Centessa Pharmaceuticals PLC, ADR(b)	6,401	254,504
CG Oncology, Inc.(b)(c)	4,527	281,987
Cogent Biosciences, Inc.(b)	8,702	304,222
Coherus Oncology, Inc.(b)	7,880	12,529
Compass Pathways PLC, ADR (United Kingdom)(b)	5,056	66,031
Corvus Pharmaceuticals, Inc.(b)(c)	4,427	54,939
Crinetics Pharmaceuticals, Inc.(b)(c)	5,613	199,542
CRISPR Therapeutics AG (Switzerland)(b)	5,136	288,540
Cullinan Therapeutics, Inc.(b)(c)	3,167	52,065
Cytokinetics, Inc.(b)(c)	6,597	506,386
CytomX Therapeutics, Inc.(b)	8,930	32,148
Denali Therapeutics, Inc.(b)(c)	8,502	178,882
	Shares	Value
Biotechnology-(continued)
Design Therapeutics, Inc.(b)(c)	3,012	$31,566
Disc Medicine, Inc.(b)(c)	2,046	142,340
Dyne Therapeutics, Inc.(b)(c)	8,827	170,626
Editas Medicine, Inc.(b)(c)	5,143	17,795
Enanta Pharmaceuticals, Inc.(b)(c)	1,525	20,069
Entrada Therapeutics, Inc.(b)(c)	2,017	14,260
Erasca, Inc.(b)(c)	16,597	213,105
Exelixis, Inc.(b)	13,923	702,833
First Tracks Biotherapeutics, Inc.(b)(c)	1,472	23,493
Foghorn Therapeutics, Inc.(b)(c)	3,081	13,187
Galapagos N.V., ADR (Belgium)(b)	794	22,510
Genmab A/S, ADR (Denmark)(b)(c)	3,433	90,391
Geron Corp.(b)	34,223	42,779
Gilead Sciences, Inc.	37,039	4,979,153
Gossamer Bio., Inc.(b)(c)	12,208	2,819
GRAIL, Inc.(b)(c)	2,094	150,098
Grifols S.A., ADR (Spain)	6,540	51,339
Halozyme Therapeutics, Inc.(b)	6,327	420,999
Humacyte, Inc.(b)(c)	10,180	13,234
Ideaya Biosciences, Inc.(b)(c)	4,708	138,745
Immuneering Corp., Class A(b)(c)	3,407	19,658
ImmunityBio, Inc.(b)(c)	55,119	414,495
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	2,351	67,920
Immunovant, Inc.(b)(c)	10,912	363,370
Incyte Corp.(b)	10,669	1,032,119
Inhibrx Biosciences, Inc.(b)(c)	777	80,816
Insmed, Inc.(b)	11,556	1,235,452
Intellia Therapeutics, Inc.(b)(c)	6,285	88,430
Invivyd, Inc.(b)	14,607	16,652
Ionis Pharmaceuticals, Inc.(b)	8,856	677,484
Iovance Biotherapeutics, Inc.(b)(c)	22,004	90,216
Ironwood Pharmaceuticals, Inc.(b)	8,601	30,706
Janux Therapeutics, Inc.(b)(c)	3,213	46,878
Jyong Biotech Ltd. (Taiwan)(b)	3,924	8,633
KalVista Pharmaceuticals, Inc.(b)	2,736	73,516
Kamada Ltd. (Israel)(b)	3,054	23,852
Keros Therapeutics, Inc.(b)	1,610	18,113
Kiniksa Pharmaceuticals International PLC(b)	2,461	119,063
Kodiak Sciences, Inc.(b)(c)	3,273	120,152
Krystal Biotech, Inc.(b)(c)	1,567	484,250
Kura Oncology, Inc.(b)	4,597	46,889
Kymera Therapeutics, Inc.(b)(c)	4,377	356,375
Kyverna Therapeutics, Inc.(b)	3,022	25,747
Larimar Therapeutics, Inc.(b)	5,736	19,961
Legend Biotech Corp., ADR(b)(c)	4,525	122,899
LENZ Therapeutics, Inc.(b)(c)	1,658	12,899
Lexeo Therapeutics, Inc.(b)(c)	3,850	19,789
Lyell Immunopharma, Inc.(b)	1,119	19,392
Madrigal Pharmaceuticals, Inc.(b)(c)	1,230	611,642
MannKind Corp.(b)	16,518	62,273
MeiraGTx Holdings PLC(b)(c)	4,315	45,955
Mesoblast Ltd., ADR (Australia)(b)(c)	2,767	42,612
Mineralys Therapeutics, Inc.(b)(c)	4,243	133,655
Mirum Pharmaceuticals, Inc.(b)	3,235	328,352
Moderna, Inc.(b)	21,173	999,154
Monte Rosa Therapeutics, Inc.(b)(c)	4,064	80,101
Neurocrine Biosciences, Inc.(b)	5,381	851,812
Neurogene, Inc.(b)(c)	839	23,777
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	6,171	207,839
NovaBridge Biosciences, ADR (China)(b)	5,925	10,902
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Novavax, Inc.(b)(c)	8,735	$95,823
Nurix Therapeutics, Inc.(b)(c)	5,485	97,414
Nuvalent, Inc., Class A(b)(c)	3,923	433,060
Olema Pharmaceuticals, Inc.(b)(c)	4,281	56,466
ORIC Pharmaceuticals, Inc.(b)(c)	5,304	44,819
Oruka Therapeutics, Inc.(b)(c)	2,595	151,885
PepGen, Inc.(b)	3,627	5,441
Praxis Precision Medicines, Inc.(b)	1,493	522,505
Precigen, Inc.(b)(c)	18,903	82,039
Prime Medicine, Inc.(b)(c)	9,524	33,810
Protagonist Therapeutics, Inc.(b)	3,421	340,595
Prothena Corp. PLC (Ireland)(b)	2,828	28,789
PTC Therapeutics, Inc.(b)	4,433	327,377
Puma Biotechnology, Inc.(b)(c)	2,680	19,216
Pyxis Oncology, Inc.(b)(c)	3,278	5,900
Recursion Pharmaceuticals, Inc., Class A(b)(c)	27,806	99,824
Regeneron Pharmaceuticals, Inc.	5,570	3,424,325
REGENXBIO, Inc.(b)(c)	2,665	18,682
Relay Therapeutics, Inc.(b)(c)	9,582	134,627
Replimune Group, Inc.(b)(c)	4,362	37,906
Revolution Medicines, Inc.(b)	10,624	1,673,068
Rhythm Pharmaceuticals, Inc.(b)	3,661	323,340
Rigel Pharmaceuticals, Inc.(b)(c)	963	29,362
Rocket Pharmaceuticals, Inc.(b)(c)	5,735	17,606
Roivant Sciences Ltd.(b)	38,370	1,150,716
Sagimet Biosciences, Inc., Class A(b)	1,641	11,963
Sana Biotechnology, Inc.(b)(c)	14,370	47,421
Sarepta Therapeutics, Inc.(b)(c)	5,587	99,840
Savara, Inc.(b)(c)	10,908	56,722
Scholar Rock Holding Corp.(b)(c)	5,458	269,079
Silence Therapeutics PLC, ADR (United Kingdom)(b)(c)	2,476	17,084
Sionna Therapeutics, Inc.(b)	2,393	102,468
Solid Biosciences, Inc.(b)(c)	4,114	30,197
Spyre Therapeutics, Inc.(b)(c)	4,207	309,215
Stoke Therapeutics, Inc.(b)(c)	3,080	95,203
Summit Therapeutics, Inc.(b)(c)	41,569	729,120
Syndax Pharmaceuticals, Inc.(b)(c)	4,729	92,641
Tango Therapeutics, Inc.(b)(c)	7,220	158,696
Taysha Gene Therapies, Inc.(b)(c)	14,607	85,743
Tectonic Therapeutic, Inc.(b)(c)	1,000	31,165
Tenaya Therapeutics, Inc.(b)	11,421	9,925
Travere Therapeutics, Inc.(b)	4,947	233,399
Twist Bioscience Corp.(b)(c)	3,287	219,802
Tyra Biosciences, Inc.(b)(c)	2,861	95,586
Ultragenyx Pharmaceutical, Inc.(b)	5,180	124,009
uniQure N.V. (Netherlands)(b)	3,340	95,290
United Therapeutics Corp.(b)	2,350	1,308,527
Upstream Bio, Inc.(b)(c)	2,840	23,742
UroGen Pharma Ltd.(b)(c)	2,509	70,578
Vanda Pharmaceuticals, Inc.(b)(c)	3,112	20,072
Vaxcyte, Inc.(b)(c)	7,716	396,602
Vera Therapeutics, Inc.(b)(c)	3,825	135,864
Veracyte, Inc.(b)(c)	4,260	197,408
Vericel Corp.(b)(c)	2,703	90,091
Vertex Pharmaceuticals, Inc.(b)	11,104	4,969,484
Vir Biotechnology, Inc.(b)(c)	8,374	79,888
Vor BioPharma, Inc.(b)	2,243	33,578
Voyager Therapeutics, Inc.(b)	3,102	12,005
Xencor, Inc.(b)(c)	3,932	46,712
Xenon Pharmaceuticals, Inc. (Canada)(b)	4,455	243,822
Zai Lab Ltd., ADR (China)(b)(c)	1,809	32,001
	Shares	Value
Biotechnology-(continued)
Zenas Biopharma, Inc.(b)(c)	2,878	$52,955
Zymeworks, Inc.(b)(c)	3,989	100,244
		54,907,918
Health Care Equipment & Supplies-0.17%
Novocure Ltd.(b)(c)	6,072	103,467
Orchestra Biomed Holdings, Inc.(b)	2,983	11,663
		115,130
Health Care Providers & Services-1.40%
Castle Biosciences, Inc.(b)	1,566	33,011
Guardant Health, Inc.(b)	7,032	911,980
		944,991
Life Sciences Tools & Services-4.69%
10X Genomics, Inc., Class A(b)	6,309	178,576
AbCellera Biologics, Inc. (Canada)(b)(c)	16,253	100,281
Adaptive Biotechnologies Corp.(b)	8,255	125,063
Alpha Teknova, Inc.(b)(c)	2,824	15,250
Codexis, Inc.(b)	4,766	13,202
Fortrea Holdings, Inc.(b)	5,013	77,150
Illumina, Inc.(b)	8,197	1,335,783
Lifecore Biomedical, Inc.(b)(c)	1,969	9,884
Maravai LifeSciences Holdings, Inc., Class A(b)	7,725	37,080
Medpace Holdings, Inc.(b)	1,522	680,501
OmniAb, Inc.(b)	7,582	20,471
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
Pacific Biosciences of California, Inc.(b)(c)	15,934	23,742
Personalis, Inc.(b)(c)	5,529	63,031
Quantum-Si, Inc.(b)(c)	10,304	12,262
Tempus AI, Inc.(b)(c)	9,314	470,078
		3,162,354
Pharmaceuticals-12.11%
Aardvark Therapeutics, Inc.(b)	1,150	4,727
Aclaris Therapeutics, Inc.(b)	6,364	28,956
Alumis, Inc.(b)(c)	6,778	146,405
Amneal Pharmaceuticals, Inc.(b)	16,863	222,086
Amphastar Pharmaceuticals, Inc.(b)(c)	2,430	45,805
Amylyx Pharmaceuticals, Inc.(b)(c)	5,907	84,765
ANI Pharmaceuticals, Inc.(b)(c)	1,202	94,369
Aquestive Therapeutics, Inc.(b)(c)	6,441	25,893
Arvinas, Inc.(b)	3,371	30,272
AtaiBeckley, Inc.(b)(c)	19,357	87,687
Atea Pharmaceuticals, Inc.(b)(c)	4,127	19,273
Axsome Therapeutics, Inc.(b)	2,742	642,944
BioAge Labs, Inc.(b)(c)	2,294	39,663
Collegium Pharmaceutical, Inc.(b)(c)	1,685	56,633
Contineum Therapeutics, Inc., Class A(b)	1,608	21,692
CorMedix, Inc.(b)(c)	4,165	35,153
Definium Therapeutics, Inc.(b)(c)	5,345	129,296
Edgewise Therapeutics, Inc.(b)(c)	5,751	196,454
Enliven Therapeutics, Inc.(b)(c)	3,182	125,912
Esperion Therapeutics, Inc.(b)(c)	12,603	39,447
Eton Pharmaceuticals, Inc.(b)(c)	1,421	43,269
Evolus, Inc.(b)(c)	3,422	22,448
EyePoint, Inc.(b)(c)	4,438	60,268
Fulcrum Therapeutics, Inc.(b)(c)	3,501	24,227
GH Research PLC (Ireland)(b)(c)	3,325	79,767
Harmony Biosciences Holdings, Inc.(b)(c)	3,083	97,392
Harrow, Inc.(b)(c)	1,970	69,364
Indivior Pharmaceuticals, Inc.(b)	6,697	241,226
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Innoviva, Inc.(b)	3,971	$85,059
Jazz Pharmaceuticals PLC(b)	3,300	780,417
Ligand Pharmaceuticals, Inc.(b)	1,069	247,965
Maze Therapeutics, Inc.(b)(c)	2,580	68,267
MBX Biosciences, Inc.(b)(c)	2,407	75,748
Neumora Therapeutics, Inc.(b)	8,812	16,302
Novo Nordisk A/S (Denmark)(b)(d)	3,794	0
Ocular Therapeutix, Inc.(b)(c)	11,671	105,156
Omeros Corp.(b)(c)	3,801	41,963
Pacira BioSciences, Inc.(b)	2,147	49,853
Pharvaris N.V. (Netherlands)(b)	3,443	103,841
Phathom Pharmaceuticals, Inc.(b)(c)	4,246	40,719
Phibro Animal Health Corp., Class A	1,102	33,931
Rani Therapeutics Holdings, Inc., Class A(b)	5,139	4,886
Rapport Therapeutics, Inc.(b)(c)	2,574	101,673
Royalty Pharma PLC, Class A	22,968	1,280,696
Sanofi S.A., ADR	13,122	573,038
Septerna, Inc.(b)(c)	2,373	71,665
SIGA Technologies, Inc.(c)	3,769	17,639
Structure Therapeutics, Inc., ADR(b)(c)	4,176	164,284
Supernus Pharmaceuticals, Inc.(b)	3,074	141,957
Tarsus Pharmaceuticals, Inc.(b)(c)	2,282	135,551
Theravance Biopharma, Inc.(b)(c)	2,717	43,635
Third Harmonic Bio, Inc., Class B(b)(d)	1,605	0
Trevi Therapeutics, Inc.(b)(c)	6,830	96,576
Viatris, Inc.	61,728	1,003,697
WaVe Life Sciences Ltd.(b)(c)	10,093	66,412
Xeris Biopharma Holdings, Inc.(b)(c)	8,895	54,793
Zevra Therapeutics, Inc.(b)(c)	2,973	34,457
		8,155,573
Total Common Stocks & Other Equity Interests (Cost $62,133,032)		67,285,966
	Shares	Value

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $5,398)	5,398	$5,398
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $62,138,430)		67,291,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.68%
Invesco Private Government Fund, 3.58%(e)(f)(g)	3,691,132	3,691,132
Invesco Private Prime Fund, 3.75%(e)(f)(g)	9,567,964	9,569,878
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,260,408)		13,261,010
TOTAL INVESTMENTS IN SECURITIES-119.56% (Cost $75,398,838)		80,552,374
OTHER ASSETS LESS LIABILITIES-(19.56)%		(13,178,833)
NET ASSETS-100.00%		$67,373,541

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,857	$557,855	$(571,314)	$-	$-	$5,398	$1,036
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,910,357	$14,971,062	$(13,190,287)	$-	$-	$3,691,132	$94,460 *
Invesco Private Prime Fund	4,966,542	33,392,404	(28,788,145)	299	(1,222)	9,569,878	254,468 *
Total	$6,895,756	$48,921,321	$(42,549,746)	$299	$(1,222)	$13,266,408	$349,964

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Building Products-1.08%
Owens Corning	1,012	$127,330
Commercial Services & Supplies-6.20%
Cintas Corp.	1,324	226,748
Clean Harbors, Inc.(b)	499	140,234
Republic Services, Inc.	1,111	222,689
Rollins, Inc.	3,027	144,085
		733,756
Electronic Equipment, Instruments & Components-1.46%
Teledyne Technologies, Inc.(b)	279	172,932
Entertainment-2.05%
Warner Bros. Discovery, Inc.(b)	8,984	242,658
Financial Services-4.06%
Mastercard, Inc., Class A	972	480,148
Food Products-0.54%
Marzetti Co. (The)	567	63,470
Ground Transportation-1.98%
Old Dominion Freight Line, Inc.	1,038	233,706
Health Care Equipment & Supplies-3.12%
Becton, Dickinson and Co.	1,271	186,990
Dexcom, Inc.(b)	2,476	182,580
		369,570
Health Care Providers & Services-1.66%
Chemed Corp.	246	104,897
CorVel Corp.(b)(c)	1,486	91,760
		196,657
Health Care Technology-1.50%
Veeva Systems, Inc., Class A(b)	1,020	177,827
Hotels, Restaurants & Leisure-1.24%
Domino’s Pizza, Inc.	346	107,461
Nathan’s Famous, Inc.(c)	386	38,947
		146,408
Household Durables-1.14%
NVR, Inc.(b)	22	134,306
Household Products-1.34%
Church & Dwight Co., Inc.	1,655	158,268
Interactive Media & Services-6.26%
Meta Platforms, Inc., Class A	1,170	740,037
IT Services-2.02%
Everforth, Inc.(b)(c)	1,543	34,995
VeriSign, Inc.	715	204,047
		239,042
Life Sciences Tools & Services-4.25%
Mettler-Toledo International, Inc.(b)	132	155,837
Thermo Fisher Scientific, Inc.	705	347,219
		503,056
Machinery-2.95%
Proto Labs, Inc.(b)(c)	997	75,533
	Shares	Value
Machinery-(continued)
Watts Water Technologies, Inc., Class A	366	$113,087
Xylem, Inc.	1,460	159,928
		348,548
Professional Services-6.70%
Automatic Data Processing, Inc.	1,275	282,846
Exponent, Inc.	1,177	68,643
Leidos Holdings, Inc.	950	121,410
Paychex, Inc.	2,069	200,651
Paycom Software, Inc.	855	119,418
		792,968
Semiconductors & Semiconductor Equipment-24.61%
Broadcom, Inc.	2,432	1,086,545
KLA Corp.	244	468,897
NVIDIA Corp.	6,423	1,356,152
		2,911,594
Software-25.86%
Adobe, Inc.(b)	1,127	292,130
Cadence Design Systems, Inc.(b)	893	334,812
Fair Isaac Corp.(b)	137	171,331
Fortinet, Inc.(b)	3,000	413,910
Intuit, Inc.	738	244,669
Manhattan Associates, Inc.(b)	852	127,843
Progress Software Corp.(b)(c)	1,578	51,806
PTC, Inc.(b)	997	138,314
Qualys, Inc.(b)	898	98,142
ReposiTrak, Inc.	3,154	32,581
Roper Technologies, Inc.	569	185,227
Salesforce, Inc.	1,834	350,477
ServiceNow, Inc.(b)	2,793	347,365
SPS Commerce, Inc.(b)	1,249	70,881
Workday, Inc., Class A(b)	1,364	199,403
		3,058,891
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $11,841,461)		11,831,172
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.60%
Invesco Private Government Fund, 3.58%(d)(e)(f)	52,546	52,546
Invesco Private Prime Fund, 3.75%(d)(e)(f)	136,693	136,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $189,265)		189,266
TOTAL INVESTMENTS IN SECURITIES-101.62% (Cost $12,030,726)		12,020,438
OTHER ASSETS LESS LIABILITIES-(1.62)%		(191,546)
NET ASSETS-100.00%		$11,828,892
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
May 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,107	$79,648	$(80,755)	$-	$-	$-	$91
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	172,276	1,572,631	(1,692,361)	-	-	52,546	1,494 *
Invesco Private Prime Fund	449,254	3,644,105	(3,956,611)	(34)	6	136,720	3,903 *
Total	$622,637	$5,296,384	$(5,729,727)	$(34)	$6	$189,266	$5,488

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Electronic Equipment, Instruments & Components-2.50%
Coherent Corp.(b)	168,069	$60,751,902
Semiconductors & Semiconductor Equipment-97.45%
Advanced Micro Devices, Inc.(b)	305,304	157,567,394
Analog Devices, Inc.	171,851	71,120,536
Applied Materials, Inc.	163,973	73,797,688
ARM Holdings PLC, ADR(b)(c)	125,054	44,180,328
ASML Holding N.V., New York Shares (Netherlands)	42,119	67,927,838
Astera Labs, Inc.(b)	152,508	52,287,368
Broadcom, Inc.	477,923	213,521,659
Credo Technology Group Holding Ltd.(b)	154,974	36,578,513
Entegris, Inc.	136,045	18,881,685
GLOBALFOUNDRIES, Inc.(b)	497,800	39,809,066
Intel Corp.(b)	1,339,792	153,647,347
KLA Corp.	39,963	76,797,297
Lam Research Corp.	261,195	83,107,025
MACOM Technology Solutions Holdings, Inc.(b)	67,220	24,511,101
Marvell Technology, Inc.	748,150	153,370,750
Microchip Technology, Inc.	484,584	45,865,876
Micron Technology, Inc.	296,230	287,639,330
Monolithic Power Systems, Inc.	44,209	69,240,578
Nova Ltd. (Israel)(b)	28,577	14,355,084
NVIDIA Corp.	1,034,612	218,447,978
NXP Semiconductors N.V. (Netherlands)	226,573	72,809,233
ON Semiconductor Corp.(b)	352,690	42,541,468
Qorvo, Inc.(b)	83,003	8,595,791
QUALCOMM, Inc.	429,333	107,771,170
Rambus, Inc.(b)	96,429	14,026,562
Skyworks Solutions, Inc.	134,663	10,483,514
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	163,294	68,330,374
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	140,386	$52,547,884
Texas Instruments, Inc.	287,920	88,011,386
		2,367,771,823
Total Common Stocks & Other Equity Interests (Cost $1,559,951,781)		2,428,523,725

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $979,209)	979,209	979,209
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,560,930,990)		2,429,502,934
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.89%
Invesco Private Government Fund, 3.58%(d)(e)(f)	5,958,311	5,958,311
Invesco Private Prime Fund, 3.75%(d)(e)(f)	15,515,891	15,518,994
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,477,305)		21,477,305
TOTAL INVESTMENTS IN SECURITIES-100.88% (Cost $1,582,408,295)		2,450,980,239
OTHER ASSETS LESS LIABILITIES-(0.88)%		(21,298,731)
NET ASSETS-100.00%		$2,429,681,508

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$494,476	$7,718,470	$(7,233,737)	$-	$-	$979,209	$16,054
See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$52,246	$158,686,579	$(152,780,514)	$-	$-	$5,958,311	$129,711 *
Invesco Private Prime Fund	214,645	332,851,608	(317,542,491)	-	(4,768)	15,518,994	342,300 *
Total	$761,367	$499,256,657	$(477,556,742)	$-	$(4,768)	$22,456,514	$488,065

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Construction & Engineering-0.93%
West Holdings Corp. (Japan)(b)	1,255,487	$21,248,707
Electrical Equipment-20.45%
Array Technologies, Inc.(b)(c)	6,113,106	55,507,003
Nextpower, Inc., Class A(b)(c)	1,437,951	224,895,536
Shoals Technologies Group, Inc., Class A(b)(c)	6,232,364	77,592,932
Sunrun, Inc.(b)(c)	6,619,985	110,686,149
		468,681,620
Financial Services-3.46%
HA Sustainable Infrastructure Capital, Inc.(b)	1,935,589	79,359,149
Independent Power and Renewable Electricity Producers-30.49%
Clearway Energy, Inc., Class C	1,400,038	57,625,564
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	3,162,142	116,605,004
Energix-Renewable Energies Ltd. (Israel)	5,993,592	61,701,828
Enlight Renewable Energy Ltd. (Israel)(c)	1,613,259	173,834,875
Grenergy Renovables S.A. (Spain)(c)	359,757	51,663,257
OY Nofar Energy Ltd. (Israel)(c)	965,611	96,635,529
ReNew Energy Global PLC, Class A (India)(b)(c)	3,665,157	23,420,353
Scatec ASA (South Africa)(c)(d)	2,638,685	29,474,198
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	2,571,952	70,472,834
Xinyi Energy Holdings Ltd. (China)(b)	109,865,881	17,533,206
		698,966,648
Semiconductors & Semiconductor Equipment-44.70%
Canadian Solar, Inc. (Canada)(b)(c)	1,753,989	33,308,251
Daqo New Energy Corp., ADR (China)(b)(c)	1,932,235	32,152,390
Enphase Energy, Inc.(b)(c)	2,935,228	200,652,186
First Solar, Inc.(c)	877,438	269,189,204
Flat Glass Group Co. Ltd., H Shares (China)(b)	20,396,136	21,634,983
GCL Technology Holdings Ltd. (China)(b)(c)	647,666,939	68,660,844
Gigastorage Corp. (Taiwan)(c)	18,451,000	20,215,425
HD Hyundai Energy Solutions Co. Ltd. (South Korea)(c)	237,453	27,604,490
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
JinkoSolar Holding Co. Ltd., ADR (China)(b)	1,266,065	$29,511,975
Motech Industries, Inc. (Taiwan)	21,866,000	20,937,237
SMA Solar Technology AG (Germany)(b)(c)	639,538	48,899,480
SolarEdge Technologies, Inc.(b)(c)	1,896,418	144,791,514
TSEC Corp. (Taiwan)(c)	20,849,000	26,911,360
United Renewable Energy Co. Ltd. (Taiwan)(c)	54,737,458	31,915,638
Xinyi Solar Holdings Ltd. (China)(b)	141,117,927	48,128,930
		1,024,513,907
Total Common Stocks & Other Equity Interests (Cost $1,764,726,932)		2,292,770,031

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $872,051)	872,051	872,051
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,765,598,983)		2,293,642,082
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.01%
Invesco Private Government Fund, 3.58%(e)(f)(g)	138,562,898	138,562,898
Invesco Private Prime Fund, 3.75%(e)(f)(g)	365,892,092	365,965,270
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $504,513,773)		504,528,168
TOTAL INVESTMENTS IN SECURITIES-122.08% (Cost $2,270,112,756)		2,798,170,250
OTHER ASSETS LESS LIABILITIES-(22.08)%		(506,002,828)
NET ASSETS-100.00%		$2,292,167,422

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented 1.29% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$108,581,551	$(107,709,500)	$-	$-	$872,051	$40,906
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,910,793	490,708,443	(403,056,338)	-	-	138,562,898	1,809,037 *
Invesco Private Prime Fund	132,364,120	1,058,626,202	(825,009,151)	4,509	(20,410)	365,965,270	4,896,591 *
Total	$183,274,913	$1,657,916,196	$(1,335,774,989)	$4,509	$(20,410)	$505,400,219	$6,746,534

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Israel	19.58%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg Financial Data Providers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$36,347,315	$14,705,512	$-	$51,052,827
Money Market Funds	-	4,716,187	-	4,716,187
Total Investments	$36,347,315	$19,421,699	$-	$55,769,014
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,285,607	$-	$359	$67,285,966
Money Market Funds	5,398	13,261,010	-	13,266,408
Total Investments	$67,291,005	$13,261,010	$359	$80,552,374
Invesco Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,831,172	$-	$-	$11,831,172
Money Market Funds	-	189,266	-	189,266
Total Investments	$11,831,172	$189,266	$-	$12,020,438
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,428,523,725	$-	$-	$2,428,523,725
Money Market Funds	979,209	21,477,305	-	22,456,514
Total Investments	$2,429,502,934	$21,477,305	$-	$2,450,980,239
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,338,692,206	$954,077,825	$-	$2,292,770,031
Money Market Funds	872,051	504,528,168	-	505,400,219
Total Investments	$1,339,564,257	$1,458,605,993	$-	$2,798,170,250